Basic and diluted net earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share, Basic and Diluted [Abstract]
Reconciliation of Net Income and Weighted Average Shares Used in Computation of Basic and Diluted Earnings per Share
The reconciliation of the net earnings and the weighted average shares used in the computation of basic and diluted earnings per share are as follows:

	2017	2016
Net earnings attributable to shareholders of APUC	$149,475	$97,870
Series A Preferred shares dividend	4,164	4,119
Series D Preferred shares dividend	3,856	3,814
Net earnings attributable to common shareholders of APUC from continuing operations – Basic and Diluted	$141,455	$89,937
Weighted average number of shares
Basic	382,323,434	271,832,430
Effect of dilutive securities	3,662,714	2,244,602
Diluted	385,986,148	274,077,032